CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Research and development expenses, net	$ 10,474	$ 7,618	$ 6,837
General and administrative expenses	3,595	3,445	3,164
Operating loss	14,069	11,063	10,001
Financial income, net	233	473	236
Loss before income tax	13,836	10,590	9,765
Taxes on income		(1)	6
Net loss	13,836	10,589	9,771
Comprehensive loss:
Net loss	13,836	10,589	9,771
Change in fair value of cash flow hedge	(13)	13
Comprehensive loss	$ 13,823	$ 10,602	$ 9,771
Loss per share:
Net loss per ordinary share basic and diluted	$ 1.73	$ 2.61	$ 6.72
Weighted average number of ordinary shares outstanding - basic and diluted	7,986,059	4,058,005	1,454,511